Segmented information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) $ in Millions	3 Months Ended
Jan. 31, 2024 CAD ($)
Capital markets [Member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 68